Reserves - Summary of Reserves (Details) - AUD ($)	Jun. 30, 2022	Jun. 30, 2021
Disclosure of reserves within equity [abstract]
Foreign Currency Translation Reserve	$ 6,186,334	$ 5,119,200
Share-based Payments Reserve	6,337,264	6,328,691
Total Reserves	$ 12,523,598	$ 11,447,891